New accounting standards	12 Months Ended
Dec. 31, 2021
Disclosure of initial application of standards or interpretations [abstract]
New accounting standards
4.    Other standards

–Annual Improvements to IFRS Standards 2018–2020
–Classification of Liabilities as Current or Non-current (Amendments to IAS 1)
–Reference to Conceptual Framework (Amendments to IFRS 3)
–Property, Plant and Equipment: Proceeds before Intended Use (Amendments to IAS 16)
–Onerous Contracts - Cost of Fulfilling a Contract (Amendments to IAS 37)
–Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)
–Definition of Accounting Estimates (Amendments to IAS 8)
–Deferred tax related to assets and liabilities arising from a single transaction (Amendments to IAS 12).